Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of differences between tax provision and Federal and Provincial statutory income taxes	The reasons for the differences are as follows:

Year ended December 31,	2023	2022
Income before income taxes	$85,963	$84,445
Equity earnings in affiliates and joint ventures	(25,815)	(37,053)
	$60,148	$47,392
Tax rate	23.00%	23.00%
Expected expense	$13,834	$10,900
Adjustments related to:
Stock-based compensation	1,092	1,090
Foreign tax rate differential	2,164	183
Tax on equity earnings in affiliates and joint ventures	5,936	5,162
Other	(204)	(262)
Total income tax expense	$22,822	$17,073

Current income tax expense	$6,841	$1,627
Deferred income tax expense	15,981	15,446
Total income tax expense	$22,822	$17,073

Schedule of deferred tax assets and liabilities
The deferred tax assets and liabilities are summarized below:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Non-capital and net capital loss carryforwards	$26,713	$33,630
Finance lease obligations	23,116	17,981
Operating lease obligations	6,161	3,415
Stock-based compensation	4,913	4,200
Transaction costs	1,858	—
Other	10,051	2,241
	$72,812	$61,467

Deferred tax liabilities:
Contract assets	$5,693	$3,199
Property, plant and equipment	168,813	123,274
Other	7,130	6,494
	$181,636	$132,967

Net deferred income tax liability	$108,824	$71,500
Classified as:

	December 31, 2023	December 31, 2022
Deferred tax asset	$—	$387
Deferred tax liability	(108,824)	(71,887)
	$(108,824)	$(71,500)

Schedule of non-capital losses for income tax purposes
At December 31, 2023, the Company has non-capital loss carryforwards of $116,143, which expire as follows:

December 31, 2023
2026	$3
2027	278
2032	175
2033	9,095
2037	5
2039	118
2040	82,668
2041	16,816
2042	3,677
2043	3,308
$116,143